UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

CARDINAL SMALL CAP VALUE FUND

Annual Report | October 31, 2019

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-844-CCM-SEIC (1-844-226-7342). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary.

Investment Adviser:

CARDINAL CAPITAL MANAGEMENT, L.L.C.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

Dear Fellow Shareholders,

Cardinal is pleased to share with you the Annual Report for the Cardinal Small Cap Value Fund (the “Fund”) for the period November 1, 2018, through October 31, 2019. The report contains information on the holdings of the Fund along with financial highlights and a Statement of Operations.

For the twelve months ended October 31, 2019, the Fund returned 4.93% while the Russell 2000 Value Index returned 3.22%. The double digit percentage decline in equity prices early in the period was the most significant since the 2007-08 financial crisis. The primary factors behind the drop were growing concerns about the impact of the U.S. trade war with China, tight domestic monetary policy, and economic weakness in Europe and China. These macroeconomic forces reduced expectations for domestic corporate profit growth and stoked fears of a recession. Equity prices rebounded in early 2019 after the U.S. and China expressed optimism that they would settle their trade dispute and the Federal Reserve decided to lower interest rates. Although still optimistic about the economy, the Federal Reserve saw manufacturing data weaken and U.S. trade policy dampen business and consumer confidence. Uncertainty around the 2020 U.S. presidential election also unsettled investors, who have been net buyers of bonds this year and sellers of equities. Nonetheless, most U.S. economic indicators have remained resilient and stock prices rose for the period.

Over the past twelve months, the Fund’s return exceeded its benchmark due primarily to stock selection in the industrials, information technology, real estate, and consumer discretionary sectors. Within the industrials sector, the share price of Teledyne Technologies, a provider of electronic subsystems and instrumentation, rose on better than expected results following the acquisition of Roper Technologies’ Scientific Imaging and 3M’s gas and flame detection businesses. Within the information technology sector, the stock price of Lattice Semiconductor increased sharply on investor enthusiasm for the company’s new management team and its plan to cut costs and reinvigorate the business. Within the real estate sector, the share prices of Community Healthcare Trust and Medical Properties Trust rose significantly amid broad outperformance of interest rate sensitive REITs, on robust acquisition activity and solid execution. Within the consumer discretionary sector, the stock price of Lithia Motors, the third-largest U.S. automobile dealer, increased sharply as the company’s results exceeded expectations due to strong growth in used car sales and in parts and service revenue. Additionally, management reiterated its plan for above-market growth by increasing sales at underperforming dealerships.

The primary detractors to relative performance were stock selection in the financials and consumer staples sectors. In the financials sector, the stock price of insurance

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

broker Health Insurance Innovations fell on concerns about the prospects for its short-term medical insurance business should Democrats regain the White House. The share price of inter-dealer broker BGC Partners also declined as trading volumes in financial products were lackluster for the period and management took advantage of opportunities to invest in its fledgling insurance business as well as its high margin electronic brokerage segment to accelerate growth. Within the consumer staples sector, the stock price of B&G Foods declined sharply as investors became less comfortable with its high dividend payout given its financial leverage. Although this financial strategy was historically successful, rising costs and a consolidating customer base has made it difficult to raise prices without losing volumes. Cardinal sold the position because the new management team is unwilling to reduce its leverage to succeed in the current tough operating environment.

Cardinal’s near-term outlook for equities remains cautiously optimistic despite significant trade uncertainties, mixed domestic economic data, and a volatile political situation. While it is too early to determine the negative impact that the recent tariff increases will have, particularly on consumer and business confidence, monetary policy should prove to be a tailwind as the Federal Reserve appears ready to lower rates further to sustain the current economic expansion. In addition, U.S. GDP should grow moderately into 2020 as strong consumer spending more than offsets the weaker manufacturing environment. With heightened uncertainty, the investment team continues to prefer investments whose success is dependent primarily upon company-specific drivers rather than overall economic growth. The portfolio managers remain optimistic that Cardinal’s portfolio companies will continue to redeploy their free cash flow opportunistically, which should bode well for future value creation.

Definition of Comparative Index

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

This material contains the portfolio manager’s opinion regarding the market and portfolio holdings. It should not be regarded as investment advice or a recommendation of specific securities. Holdings are subject to change. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

There are risks involved with investing, including possible loss of principal. In addition to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

Comparison of the Change in Value of a $1,000,000 investment in the Cardinal Small Cap

Value Fund, Institutional Class Shares, versus the Russell 2000 Value Index

* If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

** The Fund commenced operations on April 1, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.
SCHEDULE OF INVESTMENTS COMMON STOCK — 95.2%

	Shares	Value
COMMUNICATION SERVICES — 2.5%
Nexstar Media Group, Cl A	28,436	$2,766,539

CONSUMER DISCRETIONARY — 13.8%
Denny’s *	129,657	2,608,699
Extended Stay America	134,168	1,906,527
Lithia Motors, Cl A	26,490	4,171,645
Oxford Industries	37,072	2,552,778
Six Flags Entertainment	71,713	3,025,572
Wendy’s	59,491	1,260,019

		15,525,240

CONSUMER STAPLES — 4.3%
Calavo Growers	20,861	1,809,274
Hostess Brands, Cl A *	177,751	2,271,658
MGP Ingredients	16,611	712,446

		4,793,378

ENERGY — 3.7%
Enerplus	225,805	1,361,604
Rattler Midstream * (A)	90,323	1,356,651
Viper Energy Partners (A)	62,096	1,494,651

		4,212,906

FINANCIALS — 16.0%
BancFirst	19,818	1,147,264
BGC Partners, Cl A	509,659	2,650,227
Columbia Banking System	86,194	3,387,424
FB Financial	45,308	1,706,752

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
First Merchants	67,274	$2,660,687
Health Insurance Innovations, Cl A *	15,779	417,828
Heritage Financial	16,199	445,959
Pacific Premier Bancorp	71,081	2,399,339
PacWest Bancorp	83,213	3,078,049

		17,893,529

HEALTH CARE — 4.0%
Ligand Pharmaceuticals *	30,862	3,358,094
Providence Service *	17,976	1,148,127

		4,506,221

INDUSTRIALS — 20.6%
BrightView Holdings *	29,375	522,875
CBIZ *	178,766	4,892,825
Colfax *	116,604	3,917,894
ESCO Technologies	13,609	1,149,825
Genesee & Wyoming, Cl A *	21,088	2,341,401
IAA *	62,116	2,369,725
Kaman	26,217	1,538,151
KAR Auction Services	142,615	3,545,409
Teledyne Technologies *	8,381	2,762,378

		23,040,483

INFORMATION TECHNOLOGY — 16.3%
ACI Worldwide *	159,619	5,010,440
Cision *	159,830	1,609,488
Itron *	34,785	2,652,704
j2 Global *	27,532	2,614,439
Lattice Semiconductor *	18,313	358,752
Silicon Motion Technology ADR	74,302	3,124,399
Verra Mobility, Cl A *	200,417	2,875,984

		18,246,206

MATERIALS — 4.3%
Livent *	137,440	942,839
Silgan Holdings	125,165	3,851,327

		4,794,166

REAL ESTATE — 9.7%
Community Healthcare Trust ‡	72,866	3,528,172

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Howard Hughes *	13,996	$1,565,033
Medical Properties Trust ‡	232,450	4,818,688
Newmark Group, Cl A	86,273	916,219

		10,828,112

TOTAL COMMON STOCK (Cost $99,048,119)		106,606,780

SHORT-TERM INVESTMENT — 5.4%

SEI Daily Income Trust Government Fund, Cl F, 1.690% (B) (Cost $6,061,244)	6,061,244	6,061,244

TOTAL INVESTMENTS — 100.6% (Cost $105,109,363)		$112,668,024

Percentages are based on Net Assets of $112,041,164.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At October 31, 2019, such securities amounted to $2,851,302, or 2.5% of the net assets of the Fund.
(B)	The rate shown is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $105,109,363)	$112,668,024
Receivable for Investment Securities Sold	439,972
Receivable for Capital Shares Sold	92,367
Dividend Receivable	42,113
Prepaid Expenses	15,989

Total Assets	113,258,465

Liabilities:
Payable for Investment Securities Purchased	713,599
Payable for Capital Shares Redeemed	386,661
Payable due to Adviser	69,371
Payable due to Administrator	11,185
Payable due to Trustees	4,256
Chief Compliance Officer Fees Payable	2,162
Other Accrued Expenses and Other Payables	30,067

Total Liabilities	1,217,301

Net Assets	$112,041,164

NET ASSETS CONSIST OF:
Paid-in Capital	$111,675,869
Total Distributable Earnings	365,295

Net Assets	$112,041,164

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	9,294,460

Net Asset Value and Offering Price Per Share	$12.05

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
FOR THE YEAR ENDED
OCTOBER 31, 2019

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$2,125,438
Less: Foreign Taxes Withheld	(6,859)

Total Investment Income	2,118,579

Expenses:
Investment Advisory Fees	715,046
Administration Fees	122,580
Trustees’ Fees	16,334
Chief Compliance Officer Fees	6,132
Registration and Filing Fees	33,121
Legal Fees	30,991
Transfer Agent Fees	27,171
Audit Fees	25,990
Printing Fees	12,217
Custodian Fees	5,100
Other Expenses	4,527

Total Expenses	999,209

Recovery of Investment Advisory Fees Previously Waived	21,537

Net Expenses	1,020,746

Net Investment Income	1,097,833

Net Realized Loss on Investments	(7,512,299)

Net Change in Unrealized Appreciation on Investments	11,961,426

Net Realized and Unrealized Gain on Investments	4,449,127

Net Increase in Net Assets Resulting from Operations	$5,546,960

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,097,833	$202,347
Net Realized Gain (Loss) on Investments	(7,512,299)	3,949,724
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,961,426	(9,147,501)

Net Increase (Decrease) in Net Assets Resulting From Operations	5,546,960	(4,995,430)

Distributions:
Institutional Class Shares	(4,669,375)	(2,235,178)

Capital Share Transactions:(1)
Institutional Class Shares:
Issued	44,886,548	68,693,085
Reinvestment of Distributions	3,479,730	1,826,338
Redeemed	(32,217,112)	(12,374,462)

Increase in Net Assets From Institutional Class Shares Transactions	16,149,166	58,144,961

Total Increase in Net Assets	17,026,751	50,914,353

Net Assets:
Beginning of Year	95,014,413	44,100,060

End of Year	$112,041,164	$95,014,413

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND

FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year

Institutional Class Shares	Year Ended October 31, 2019		Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015
Net Asset Value, Beginning of Year	$12.14		$12.92	$10.63	$10.19	$9.93

Income (Loss) from Investment Operations:
Net Investment Income*	0.12		0.04	0.02	0.06	0.11
Net Realized and Unrealized Gain (Loss)	0.37		(0.32)	2.44	0.56	0.25

Total from Investment Operations	0.49		(0.28)	2.46	0.62	0.36

Dividends and Distributions:
Net Investment Income	(0.05)		(0.02)	(0.04)	(0.11)	(0.07)
Capital Gains	(0.53)		(0.48)	(0.13)	(0.07)	(0.03)

Total Dividends and Distributions	(0.58)		(0.50)	(0.17)	(0.18)	(0.10)

Net Asset Value, End of Year	$12.05		$12.14	$12.92	$10.63	$10.19

Total Return†	4.93%		(2.35)%	23.30%	6.27%	3.63%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$112,041		$95,014	$44,100	$17,920	$10,031
Ratio of Expenses to Average Net Assets	1.00%	‡	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.98%		1.08%	1.44%	2.43%	3.40%
Ratio of Net Investment Income to Average Net Assets	1.07%		0.27%	0.20%	0.54%	1.06%
Portfolio Turnover Rate	45%		45%	53%	72%	39%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived investment advisory fees recovered.

The accompanying notes are an integral part of the Financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the “Fund”). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2019, there have been no significant changes to the

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Expenses that are directly related to the Fund are charged to the

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2019, the Fund paid $122,580 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund’s Institutional Class Shares’ average daily net assets until May 31, 2020. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2020. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. For the year ended October 31, 2019, the Adviser recaptured previously waived fees of $21,537. As of October 31, 2019, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $133,177 and $59,298, expiring in 2020 and 2021, respectively.

6. Share Transactions:

	Year Ended October 31, 2019	Year Ended October 31, 2018
Share Transactions:
Institutional Class Shares
Issued	3,948,429	5,212,599
Reinvestment of Distributions	339,955	142,013
Redeemed	(2,817,334)	(943,385)

Net Institutional Class Shares Capital Share Transactions	1,471,050	4,411,227

Net Increase in Shares Outstanding From Share Transactions	1,471,050	4,411,227

7. Investment Transactions:

For the year ended October 31, 2019, the Fund made purchases of $55,650,441 and sales of $44,012,999 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. During the year ended October 31, 2019, there were no permanent differences.

The tax character of dividends and distributions declared during the years ended October 31, 2019 and 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2019	$999,752	$3,669,623	$4,669,375
2018	110,275	2,124,903	2,235,178

As of October 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$853,047
Capital Loss Carryforwards	(6,915,957)
Unrealized Appreciation	6,428,201
Other Temporary Differences	4

Total Distributable Earnings	$365,295

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. Losses carried forward are as follows:

Short-Term Loss	Long-Term Loss	Total
$ 3,749,202	$3,166,755	$6,915,957

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2019, were as follows:

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 106,239,823	$ 15,058,688	$ (8,630,487)	$ 6,428,201

9. Risks:

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Manager Risk — The performance of the Fund is dependent upon the portfolio managers’ skill in making appropriate investments. The Adviser’s investment strategy may fail to produce the intended result. As a result, the Fund may underperform its benchmark or peers.

REIT Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Small Capitalization Companies Risk — The risk that small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small capitalization companies may be less liquid than the market for larger capitalization companies.

Value Style Risk — If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

10. Concentration of Shareholders:

At October 31, 2019, 77% of Institutional Class Shares total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of a record shareholder and several omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of Cardinal Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cardinal Small Cap Value Fund (one of the Funds constituting The Advisors’ Inner Circle Fund II, hereafter referred to as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 27, 2019

We have served as the auditor of one or more investment companies in Cardinal Capital Management, L.L.C. since 2014.

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THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2019 to October 31, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Cardinal Small Cap Value Fund

Actual Fund Return

Institutional Class Shares	$ 1,000.00	$1,023.80	1.00%	$5.10

Hypothetical 5% Return

Institutional Class Shares	$ 1,000.00	$1,020.16	1.00%	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years
INTERESTED TRUSTEES[3],[4]

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.
N. Jeffery Klauder (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 20 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-7342. The following chart lists Trustees and Officers as of October 31, 2019.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupations During the Past Five Years
INDEPENDENT TRUSTEES[3]
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.
Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Robert Mulhall (Born: 1958)	Trustee (Since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.
Bruce Speca (Born: 1956)	Trustee (Since 2011)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 20 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds and Frost Family of Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During the Past Five Years
OFFICERS

Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.

Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During the Past Five Years
OFFICERS (continued)

Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (Since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019
(Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP
VALUE FUND
OCTOBER 31, 2019

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2019, the Fund is designating the following items with regard to distributions paid during the year:

Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-term Capital Gain Dividends(5)	Qualifying Business Income(6)
78.59%	21.41%	100.00%	93.05%	97.34%	0.00%	0.00%	100.00%	2.66%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2019. Complete information will be computed and reported with your 2019 Form 1099-DIV.

Cardinal Small Cap Value Fund

PO Box 588

Portland, ME 04112

1-844-CCM-SEIC

Adviser:

Cardinal Capital Management, L.L.C.

Four Greenwich Office Park

Greenwich, Connecticut 06831

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by

a current prospectus for the Fund.

CAR-AR-001-0600

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Mulhall, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund II (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$123,000	None	None	$123,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$105,000	None	None	$120,000
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$20,118	None	None	$54,150	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $105,000 and $120,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: January 8, 2020

*	Print the name and title of each signing officer under his or her signature.